     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2010

                                                  FILE NOS. 333-62695; 811-5343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 33                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 265                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                6610 WEST BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC.--MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


SUBACCOUNTS



                                                                                                   ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT                                     INVESTMENT OBJECTIVE                   AS APPLICABLE)
                   -------------------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.                 Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE  AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)   FUND -- SERIES I SHARES)
                   -------------------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.                 Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)
                   -------------------------------------------------------------------------------------------------------------
                   INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.                 Invesco Advisers, Inc.
                   FUND -- SERIES II SHARES (FORMERLY,
                   AIM V.I. INTERNATIONAL GROWTH
                   FUND -- SERIES II SHARES)
                   -------------------------------------------------------------------------------------------------------------
                   INVESCO VAN KAMPEN V.I.              Seeks capital growth and income              Invesco Advisers, Inc.
                   COMSTOCK FUND -- SERIES II           through investments in equity securities,
                   SHARES (FORMERLY COMSTOCK            including common stocks, preferred
                   PORTFOLIO -- CLASS II SHARES)        stocks and securities convertible into
                                                        common and preferred stocks.
                   -------------------------------------------------------------------------------------------------------------



19773 SUPPC 06/10/30


                         SUBACCOUNT                                 INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. EQUITY    Seeks both capital appreciation and
                         AND INCOME FUND -- SERIES II      current income.
                         SHARES (FORMERLY, EQUITY AND
                         INCOME PORTFOLIO -- CLASS II
                         SHARES)
                         ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED        Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --      consistent with the adviser's
SERIES FUND, INC.        CLASS B                           determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN THEMATIC        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN                 Long-term growth of capital.
                         GROWTH AND INCOME PORTFOLIO --
                         CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --   The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                          return using a strategy that seeks to
INC.                                                       protect against U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I. FUND   Seeks capital appreciation, and
SERIES FUNDS, INC.       -- CLASS III SHARES               secondarily, income.

                         ---------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.
                         FUND -- CLASS III SHARES



                         ---------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES     Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         ---------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of
VARIABLE INSURANCE       VARIABLE SERIES -- CLASS A        capital.
TRUST I
                         ---------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE      capital.
                         SERIES -- CLASS B
                         ---------------------------------------------------------------------------
EATON VANCE              VT FLOATING-RATE INCOME FUND      To provide a high level of current
VARIABLE TRUST                                             income.
                         ---------------------------------------------------------------------------
EVERGREEN VARIABLE       EVERGREEN VA OMEGA FUND --        Seeks long-term capital growth.
ANNUITY TRUST            CLASS 2/1/
                         ---------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND        Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES         investing in lower-rated corporate debt
                                                           obligations commonly referred to as
                                                           "junk bonds."
                         ---------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
--------------------------------------------------------------------------
Seeks both capital appreciation and      Invesco Advisers, Inc.
current income.



--------------------------------------------------------------------------
Seeks to maximize total return           AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
The fund pursues long-term total         American Century Investment
return using a strategy that seeks to    Management, Inc.
protect against U.S. inflation.
--------------------------------------------------------------------------
Seeks capital appreciation, and          BlackRock Advisors, LLC
secondarily, income.                     (subadvised by BlackRock
                                         Investment Management, LLC)
--------------------------------------------------------------------------
Seeks high total investment return.      BlackRock Advisors, LLC
                                         (subadvised by BlackRock
                                         Investment Management, LLC and
                                         BlackRock Asset Management U.K.
                                         Limited)
--------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
                                         (subadvised by BlackRock
                                         Investment Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
                                         Marsico Capital Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
                                         Marsico Capital Management, LLC)
--------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
--------------------------------------------------------------------------
Seeks long-term capital growth.          Evergreen Investment Management
                                         Company, LLC
--------------------------------------------------------------------------
Seeks high current income by             Federated Investment Management
investing in lower-rated corporate debt  Company
obligations commonly referred to as
"junk bonds."
--------------------------------------------------------------------------



                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class 2 will be reorganized into the following fund:



                                                                                          ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT                            INVESTMENT OBJECTIVE                 AS APPLICABLE)
                      ----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital  Wells Fargo Funds Management,
TRUST                 GROWTH FUND -- CLASS 2          appreciation.                     LLC (sub-advised by Wells Capital
                                                                                        Management Incorporated)
                      ----------------------------------------------------------------------------------------------------


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS    CLASS 2                            consistent with reasonable risk.
FUND










                      ------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      ------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index (S&P 500(R)).
                      ------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      ------------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                      -- SERVICE CLASS 2                 combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                      PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
                      VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                      CLASS 2

                      ------------------------------------------------------------------------------
                      VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
FRANKLIN TEMPLETON    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE    CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                           normally invests primarily in U.S. and
                                                         foreign equity securities that the
                                                         manager believes are undervalued. The
                                                         fund also invests, to a lesser extent, in
                                                         risk arbitrage securities and distressed
                                                         companies.
                      ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
                                           Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                                           Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT                                 INVESTMENT OBJECTIVE                     AS APPLICABLE)
                   --------------------------------------------------------------------------------------------------------------
                   TEMPLETON GROWTH SECURITIES       Seeks long-term capital growth. The     Templeton Global Advisors Limited
                   FUND -- CLASS 2 SHARES            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   --------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     CORE VALUE EQUITY FUND --         Seeks long-term growth capital and      GE Asset Management Incorporated
FUNDS, INC.        CLASS 1 SHARES                    future income.
                   --------------------------------------------------------------------------------------------------------------
                   INTERNATIONAL EQUITY FUND --      Seeks long-term growth of capital.      GE Asset Management Incorporated
                   CLASS 1 SHARES
                   --------------------------------------------------------------------------------------------------------------
                   MONEY MARKET FUND/1/              Seeks a high level of current income    GE Asset Management Incorporated
                                                     consistent with the preservation of
                                                     capital and maintenance of liquidity.
                   --------------------------------------------------------------------------------------------------------------
                   REAL ESTATE SECURITIES FUND --    Seeks maximum total return through      GE Asset Management Incorporated
                   CLASS 1 SHARES                    current income and capital              (subadvised by Urdang Securities
                                                     appreciation.                           Management, Inc.)
                   --------------------------------------------------------------------------------------------------------------
                   SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.      GE Asset Management Incorporated
                   SHARES                                                                    (subadvised by Palisade Capital
                                                                                             Management L.L.C., Champlain
                                                                                             Investment Partners, LLC, GlobeFlex
                                                                                             Capital, LP and SouthernSun Asset
                                                                                             Management, Inc.)
                   --------------------------------------------------------------------------------------------------------------
                   TOTAL RETURN FUND/2/              Seeks the highest total return,         GE Asset Management Incorporated
                                                     composed of current income and          (subadvised by Urdang Securities
                                                     capital appreciation, as is consistent  Management, Inc. and Palisade
                                                     with prudent investment risk.           Capital Management, L.L.C.)
                   --------------------------------------------------------------------------------------------------------------
                   U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.      GE Asset Management Incorporated
                   SHARES
                   --------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE  GENWORTH CALAMOS GROWTH           The fund's investment objective is      Genworth Financial Wealth
INSURANCE TRUST    FUND -- SERVICE SHARES            long-term capital growth.               Management, Inc. (subadvised by
                                                                                             Calamos Advisors LLC)
                   --------------------------------------------------------------------------------------------------------------
                   GENWORTH COLUMBIA MID CAP         The fund's investment objective is      Genworth Financial Wealth
                   VALUE FUND -- SERVICE SHARES      long-term capital appreciation.         Management, Inc. (subadvised by
                                                                                             Columbia Management Advisors,
                                                                                             LLC)
                   --------------------------------------------------------------------------------------------------------------
                   GENWORTH DAVIS NY VENTURE         The fund's investment objective is      Genworth Financial Wealth
                   FUND -- SERVICE SHARES            long-term growth of capital.            Management, Inc. (subadvised by
                                                                                             Davis Selected Advisers, L.P.)
                   --------------------------------------------------------------------------------------------------------------
                   GENWORTH EATON VANCE LARGE CAP    The fund's investment objective is to   Genworth Financial Wealth
                   VALUE FUND -- SERVICE SHARES      seek total return.                      Management, Inc. (subadvised by
                                                                                             Eaton Vance Management)
                   --------------------------------------------------------------------------------------------------------------
                   GENWORTH ENHANCED INTERNATIONAL   The fund's investment objective is to   Genworth Financial Wealth
                   INDEX FUND -- SERVICE SHARES      outperform the Morgan Stanley Capital   Management, Inc.
                                                     International Europe, Australasia and
                                                     Far East Index ("MSCI EAFE Index")
                                                     while maintaining a market level of
                                                     risk.
                   --------------------------------------------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                      ENHANCED CORE BOND INDEX           seek to outperform the total return
                      FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                      GENWORTH LEGG MASON WESTERN        Aggregate Bond Index (the "Bond
                      ASSET CORE PLUS BOND FUND)         Index") while maintaining a risk level
                                                         commensurate with the Bond Index.
                      ------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                      FUND -- SERVICE SHARES (FORMERLY,
                      GENWORTH LEGG MASON PARTNERS
                      AGGRESSIVE GROWTH FUND)
                      ------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                      FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                      SHARES                             consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- SERVICE SHARES                  which includes current income and
                                                         capital appreciation in the values of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                      APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                      SHARES                             established companies.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                      FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET            Seeks high total return.
                      FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation
                      CAP FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
PIMCO VARIABLE        ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST       CLASS SHARES                       with preservation of real capital and
                                                         prudent investment management.
                      ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
                                           ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the values of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation                 OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
----------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                  INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2003:



                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                                   INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE    Seeks capital growth, with current       The Dreyfus Corporation
                    GROWTH FUND, INC. --                income as a secondary goal.
                    INITIAL SHARES
                    -----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.       Janus Capital Management LLC
                    SHARES
                    -----------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --      Seeks long-term growth of capital.       Janus Capital Management LLC
                    SERVICE SHARES
                    -----------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES   Seeks long-term growth of capital.       Janus Capital Management LLC
                    -----------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO --              Seeks long-term growth of capital in a   Janus Capital Management LLC
                    SERVICE SHARES                      manner consistent with preservation of
                                                        capital.
                    -----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.        Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE    consistent with preservation of capital  Company LLC
                    CLASS SHARES                        and prudent investment management.
                    -----------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2006:




                      SUBACCOUNT                                 INVESTMENT OBJECTIVE
                      --------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGERSM PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                   reduced risk over the long term by
FUND                                                    allocating its assets among stocks,
                                                        bonds and short-term instruments.









                      --------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE       Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      --------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --    The fund's investment objective is to
INSURANCE TRUST       SERVICE CLASS SHARES              seek capital appreciation.
                      --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds and short-term instruments.       Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.

----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:




                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. CAPITAL     Seeks capital growth.
INSURANCE FUNDS        GROWTH FUND -- SERIES II SHARES
(INVESCO VARIABLE      (FORMERLY CAPITAL GROWTH
INSURANCE FUNDS)       PORTFOLIO -- CLASS II SHARES)
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks to provide a high level of current
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO --  income. Long-term capital
                       CLASS II (FORMERLY, LEGG MASON      appreciation will be its secondary
                       PARTNERS VARIABLE CAPITAL AND       objective. This objective may be
                       INCOME PORTFOLIO -- CLASS II)       changed without shareholder approval.
                       ------------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.



----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after September 8, 2008:



                                                                                         ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE              AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------
AIM VARIABLE        INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.     Invesco Advisers, Inc.
INSURANCE FUNDS      SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE   V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)    SHARES)
                    --------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.  BlackRock Advisors, LLC
SERIES FUNDS, INC.  FUND -- CLASS III SHARES                                             (subadvised by BlackRock
                                                                                         Investment Management, LLC)
                    --------------------------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                       --------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
                       SHARES/1/                        future income.
                       --------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --    Seeks long-term growth of capital and
                       CLASS 1 SHARES                   future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --   objective may be changed without
                        CLASS II (FORMERLY, LEGG MASON  shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE        income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,  This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE  shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                        CLASS I)
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES            seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP     Seeks capital appreciation by investing
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE        in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/3/         Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.



---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with   Franklin Templeton Services, LLC
                    ALLOCATION FUND -- CLASS 2 SHARES      income as a secondary goal. The    (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    -----------------------------------------------------------------------------------------------------------



Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:

EXAMPLE

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,414      $2,727      $3,979       $7,349



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $607       $2,007      $3,431       $7,209

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $694       $2,100      $3,555       $7,349



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,205      $2,091      $2,895       $4,939



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $411       $1,386      $2,369       $4,862



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $485       $1,461      $2,445       $4,939



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC.--MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.



SUBACCOUNTS




                                                                                      ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT                               INVESTMENT OBJECTIVE            AS APPLICABLE)
                   ------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. BASIC VALUE FUND --     Long-term growth of capital.    Invesco Advisers, Inc.
INSURANCE FUNDS    SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE  V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)   SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.    Invesco Advisers, Inc.
                   FUND -- SERIES I SHARES (FORMERLY,
                   AIM V.I. CAPITAL APPRECIATION
                   FUND -- SERIES I SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.    Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)

                   ------------------------------------------------------------------------------------------------



17959PRU SUPPB 06/30/10


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN THEMATIC         Long-term growth of capital.
VARIABLE PRODUCTS     GROWTH PORTFOLIO -- CLASS B
SERIES FUND, INC.
                      -----------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN                  Long-term growth of capital.
                      GROWTH AND INCOME PORTFOLIO --
                      CLASS B
                      -----------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                      GROWTH PORTFOLIO -- CLASS B
                      -----------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                      GROWTH PORTFOLIO -- CLASS B
                      -----------------------------------------------------------------------------
COLUMBIA FUNDS        COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
VARIABLE INSURANCE    VARIABLE SERIES -- CLASS A         capital.
TRUST I
                      -----------------------------------------------------------------------------
                      COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                      OPPORTUNITIES FUND, VARIABLE       capital.
                      SERIES -- CLASS B
                      -----------------------------------------------------------------------------
DREYFUS               THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                      GROWTH FUND, INC. --               income as a secondary goal.
                      INITIAL SHARES
                      -----------------------------------------------------------------------------
EATON VANCE           VT FLOATING-RATE INCOME FUND       To provide a high level of current
VARIABLE TRUST                                           income.
                      -----------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                         obligations commonly referred to as
                                                         "junk bonds."
                      -----------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS    SERVICE CLASS 2
FUND









                      -----------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      -----------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index (S&P 500(R)).
                      -----------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                     Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary goal.

-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
        FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------


                    SUBACCOUNT                                 INVESTMENT OBJECTIVE
                    ---------------------------------------------------------------------------
                    VIP GROWTH & INCOME PORTFOLIO     Seeks high total return through a
                    -- SERVICE CLASS 2                combination of current income and
                                                      capital appreciation.
                    ---------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --         Seeks long-term growth capital and
FUNDS, INC.         CLASS 1 SHARES                    future income.
                    ---------------------------------------------------------------------------
                    INCOME FUND -- CLASS 1 SHARES     Seeks maximum income consistent
                                                      with prudent investment management
                                                      and the preservation of capital.
                    ---------------------------------------------------------------------------
                    MID-CAP EQUITY FUND -- CLASS 1    Seeks long-term growth of capital and
                    SHARES/1/                         future income.
                    ---------------------------------------------------------------------------
                    MONEY MARKET FUND/2/              Seeks a high level of current income
                                                      consistent with the preservation of
                                                      capital and maintenance of liquidity.
                    ---------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --     Seeks long-term growth of capital and
                    CLASS 1 SHARES                    future income rather than current
                                                      income.
                    ---------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --    Seeks maximum total return through
                    CLASS 1 SHARES                    current income and capital
                                                      appreciation.
                    ---------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/3/          Seeks growth of capital and
                                                      accumulation of income that
                                                      corresponds to the investment return of
                                                      S&P's 500 Composite Stock Index.
                    ---------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.
                    SHARES




                    ---------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1      Seeks the highest total return,
                    SHARES                            composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                    ---------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.
                    SHARES
                    ---------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- SERVICE     Seeks long-term capital growth,
                    SHARES                            consistent with preservation of capital
                                                      and balanced by current income.
                    ---------------------------------------------------------------------------
                    ENTERPRISE PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                    SHARES
                    ---------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks high total return through a        FMR (subadvised by FMRC, FRAC,
combination of current income and        FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                    FIJ)
-----------------------------------------------------------------------------
Seeks long-term growth capital and       GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income     GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through       GE Asset Management Incorporated
current income and capital               (subadvised by Urdang Securities
appreciation.                            Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated
                                         (subadvised by Palisade Capital
                                         Management L.L.C., Champlain
                                         Investment Partners, LLC, GlobeFlex
                                         Capital, LP and SouthernSun Asset
                                         Management, Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,          GE Asset Management Incorporated
composed of current income and           (subadvised by Urdang Securities
capital appreciation, as is consistent   Management, Inc. and Palisade
with prudent investment risk.            Capital Management, L.L.C.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated

-----------------------------------------------------------------------------
Seeks long-term capital growth,          Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-----------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative./ /

                    /3/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.
                       SERVICE SHARES
                       ------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital in a
                       SHARES                             manner consistent with preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --     objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON     shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       ------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE          income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,    This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE    shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                       CLASS I)
                       ------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --   The fund's investment objective is to
                       SERVICE CLASS SHARES               seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
                       SERVICE CLASS SHARES               seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return.
                       ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
ACCOUNT FUNDS          APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                       SHARES                             established companies.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation
                       CAP FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP       Seeks capital appreciation by investing
                       GROWTH FUND/VA -- SERVICE          in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.
-----------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)


-----------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.


-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
-----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
Seeks capital appreciation                 OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in "growth type" companies.



-----------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                    INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         FOREIGN BOND PORTFOLIO (U.S.         Seeks maximum total return,
INSURANCE TRUST        DOLLAR HEDGED) -- ADMINISTRATIVE     consistent with preservation of capital
                       CLASS SHARES                         and prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --              Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                                                            Invests at least 80% of its assets in a
                                                            diversified portfolio of high yield
                                                            securities ("junk bonds") rated below
                                                            investment grade but rated at least Caa
                                                            by Moody's or CCC by S&P, or, if
                                                            unrated, determined by PIMCO to be
                                                            of comparable quality, subject to a
                                                            maximum of 5% of its total assets in
                                                            securities rated Caa by Moody's or
                                                            CCC by S&P, or, if unrated,
                                                            determined by PIMCO to be of
                                                            comparable quality.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT            Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS    consistent with preservation of capital
                       SHARES                               and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  EQUITY PORTFOLIO -- CLASS II SHARES  Seeks long-term growth of capital.
FUND


                       ------------------------------------------------------------------------------
                       JENNISON PORTFOLIO -- CLASS II       Seeks long-term growth of capital.
                       SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --    Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
                       SP INTERNATIONAL GROWTH PORTFOLIO    Seeks long-term growth of capital.
                       -- CLASS II SHARES


                       ------------------------------------------------------------------------------
                       SP PRUDENTIAL U.S. EMERGING          Seeks long-term growth of capital.
                       GROWTH PORTFOLIO --
                       CLASS II SHARES
                       ------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) FUND/1/                Seeks to provide investment results
                                                            that correspond to a benchmark for
                                                            over-the-counter securities. The
                                                            portfolio's current benchmark is the
                                                            NASDAQ 100 Index(TM).
                       ------------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC and GE Asset Management
                                         Incorporated)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by William Blair &
                                         Company LLC and Marsico Capital
                                         Management LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
----------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:


EXAMPLE

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,205      $2,091      $2,895       $4,939



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $411       $1,386      $2,369       $4,862



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $485       $1,461      $2,445       $4,939



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

   Part A and Part B of Post-Effective Amendment No. 31 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2010, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 33 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of the Separate Account.
           Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of Life of Virginia Separate
           Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)    Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of GE Life and Annuity
           Assurance Company to Genworth Life and Annuity Insurance Company.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (1)(b)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name GE Life & Annuity Separate
           Account 4 to Genworth Life & Annuity VA Separate Account 1.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (2)       Not Applicable.

 (3)(a)    Underwriting Agreement dated December 1, 2001 between GE Life and
           Annuity Assurance Company and Capital Brokerage Corporation.
           Previously filed on September 30, 2002 with Post-Effective Amendment
           No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-62695.

 (3)(b)    Dealer Sales Agreement dated December 1, 2001. Previously filed on
           September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(a)    Form of contract.

 (4)(a)(i) Contract Form P1152. Previously filed on December 18, 1998 with
           Pre-Effective Filing No. 1 to Form N-4 for GE Life & Annuity Separate
           Account 4, Registration No. 333-62695.

 (4)(b)    Endorsements to contract.

 (4)(b)(i) IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (4)(b)(i)(a)  IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(ii)    Pension Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
               2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment
               No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 333-63531.

 (4)(b)(xiii)  Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   GE Life and Annuity Assurance Company Guarantee Account Rider.
               Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-62695.

 (4)(b)(xv)    Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)   Payment Protection with Commutation Immediate and Deferred Variable
               Annuity Rider. Previously filed on September 1, 2006 with
               Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xviii) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
               September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
               333-63531.

 (4)(b)(xix)   Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
               filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (4)(b)(xx) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to
               Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (4)(b)(xxi) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (5)           Form of Application. Previously filed on April 7, 2006 with
               Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 19 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (7)           Reinsurance Agreement. Previously filed on April 30, 2004 with Post
               Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
               Account 4, Registration No. 333-62695.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(a)(i)     First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and The Life Insurance Company of Virginia.
               Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and The Life Insurance Company of
               Virginia. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (8)(c)        Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-62695.

 (8)(d)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(e) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(e)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(f)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(f)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(h)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-31172.

 (8)(i)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(j)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(m)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(n)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-62695.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed on April 27, 2005 with Post-Effective Amendment No.
           17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-62695.

 (8)(q)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 23 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(r)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)    Participation Agreement between Merrill Lynch Variable Series Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(t) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 15, 2004 with Post-Effective Amendment No. 15 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-62695.

 (8)(v)    Participation Agreement between American Century Variable Portfolios
           II, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(w)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

 (8)(w)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 29 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 26, 2010 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2010 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Power of Attorney. Previously filed on April 26, 2010 with
           Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Matthew P. Clark        Director

John G. Apostle, II(1)  Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Kelly L. Groh           Senior Vice President and Chief Financial Officer

Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Thomas M. Stinson       Senior Vice President

Geoffrey S. Stiff       Senior Vice President

Jac J. Amerell          Vice President and Controller

Gary T. Prizzia(1)      Treasurer

Matthew P. Sharpe       Vice President

Michael P. Cogswell     Vice President

   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 9,343 owners of Qualified Contracts and 11,639 owners of Non-Qualified Contracts as of June 24, 2010.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)

         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Thomas E. Duffy........ 6610 W. Broad St.         Director and Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Geoffrey S. Stiff...... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     7.0%    $64.1 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of June, 2010.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


              NAME                        TITLE                  DATE
               ----                       -----                   ----

     /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      June 30, 2010
     ------------------------   President and Chief
        PAMELA S. SCHUTZ        Executive Officer

     /s/  RONALD P. JOELSON*  Director, Senior Vice          June 30, 2010
     ------------------------   President and Chief
        RONALD P. JOELSON       Investment Officer

       /s/  PAUL A. HALEY*    Director, Senior Vice          June 30, 2010
     ------------------------   President and Chief Actuary
          PAUL A. HALEY

       /S/  LEON E. RODAY*    Director and Senior Vice       June 30, 2010
     ------------------------   President
          LEON E. RODAY

     ------------------------ Director                       June   , 2010
        MATTHEW P. CLARK

     /S/  GEOFFREY S. STIFF*  Senior Vice President          June 30, 2010
     ------------------------
        GEOFFREY S. STIFF

       /S/  KELLY L. GROH*    Senior Vice President and      June 30, 2010
     ------------------------   Chief Financial Officer
          KELLY L. GROH

      /S/  JAC J. AMERELL*    Vice President and Controller  June 30, 2010
     ------------------------
         JAC J. AMERELL



*By:    /S/  MICHAEL P.    , pursuant to Power of Attorney     June 30, 2010
           COGSWELL          executed on December 16, 2009.
      -------------------
      MICHAEL P. COGSWELL